Accounts Payable (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Suppliers, repairers	$ 12,933	$ 12,802
Insurers, agents and brokers	303	510
Payables to charterers	1,967	6,306
Other creditors	2,398	3,137
Total	$ 17,601	$ 22,755